Quarterly Dividends Declared (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended		3 Months Ended											12 Months Ended
	Oct. 31, 2012	Aug. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividend Declared [Line Items]
Approval Date	2012-10	2012-08	2012-07	2012-04	2012-01	2011-10	2011-07	2011-04	2011-01	2010-10	2010-07	2010-04	2010-01
Per share dividend	$ 0.035	$ 0.015	$ 0.020	$ 0.020	$ 0.020	$ 0.020	$ 0.020	$ 0.020	$ 0.020	$ 0.020	$ 0.020	$ 0.020	$ 0.020
Date of record	Nov. 02, 2012	Aug. 16, 2012	Aug. 03, 2012	May 04, 2012	Feb. 03, 2012	Nov. 05, 2011	Aug. 05, 2011	May 06, 2011	Feb. 04, 2011	Nov. 05, 2010	Aug. 06, 2010	May 05, 2010	Feb. 04, 2010
Total amount	$ 1,300	$ 566	$ 755	$ 743	$ 751	$ 745	$ 738	$ 743	$ 712	$ 701	$ 705	$ 704	$ 706	$ 9,376	$ 2,938	$ 2,816
Payment date	Nov. 15, 2012	Aug. 31, 2012	Aug. 15, 2012	May 15, 2012	Feb. 15, 2012	Nov. 15, 2011	Aug. 15, 2011	May 16, 2011	Feb. 15, 2011	Nov. 15, 2010	Aug. 16, 2010	May 17, 2010	Feb. 15, 2010